Consolidated Statements of Comprehensive Income (loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Jan. 25, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor
Tax related to Pension and OPEB liability	$ (71)	$ 5,464	$ 19,167	$ 0	$ 6,041